TRADE ACCOUNTS RECEIVABLE - Breakdown of balances (Details) - Trade accounts receivable - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
TRADE ACCOUNTS RECEIVABLE
Financial assets	R$ 9,607,012	R$ 6,531,465
Factoring of receivables
TRADE ACCOUNTS RECEIVABLE
Financial assets	6,889,492	6,121,316
Gross | Domestic (Brazil) | Third parties
TRADE ACCOUNTS RECEIVABLE
Financial assets	1,915,745	1,449,177
Gross | Domestic (Brazil) | Related parties
TRADE ACCOUNTS RECEIVABLE
Financial assets	99,608	73,598
Gross | Foreign | Third parties
TRADE ACCOUNTS RECEIVABLE
Financial assets	7,612,768	5,043,453
Expected credit losses
TRADE ACCOUNTS RECEIVABLE
Financial assets	R$ (21,109)	R$ (34,763)